Annual Total Returns - Prospectus Summary - Dreyfus Money Market Fund	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premier Shares
Prospectus [Line Items]
Annual Return [Percent]	4.26%	5.20%	5.10%	1.59%	0.01%	0.26%	1.82%	1.53%	0.56%	0.04%
Service Shares
Prospectus [Line Items]
Annual Return [Percent]	3.46%	4.43%	4.32%	1.09%	0.01%	0.17%	1.39%	1.09%	0.21%	0.01%
Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	3.99%	4.90%	4.78%	1.36%	0.01%	0.19%	1.56%	1.33%	0.44%	0.02%